Accumulated Other Comprehensive Income (Loss) (Details) - Schedule of changes in accumulated balances of other comprehensive income (loss) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (238)
Other comprehensive income before reclassifications	1,382
Amounts reclassified from accumulated other comprehensive income	(301)
Net current period other comprehensive income	1,081
Ending Balance	843
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(437)
Other comprehensive income before reclassifications	1,160
Amounts reclassified from accumulated other comprehensive income	(271)
Net current period other comprehensive income	889
Ending Balance	452
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(93)
Other comprehensive income before reclassifications	132
Amounts reclassified from accumulated other comprehensive income	(30)
Net current period other comprehensive income	102
Ending Balance	9
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	292
Other comprehensive income before reclassifications	90
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income	90
Ending Balance	$ 382